Document And Entity Information	12 Months Ended
Nov. 30, 2020 shares
Cover [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	20-F
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	23,678,105
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A6
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY